Intangible Assets (Schedule Of Future Amortization Of The Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
2012	$ 11,578
2013	8,431
2014	6,137
2015	3,107
2016	424
Thereafter
Future amortization of the intangible assets, Total	$ 29,677